Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by operating activities:
Net income	$ 600,296	$ 155,465	$ 541,186
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment gains	(80,225)	(77,209)	(199,546)
Purchase of fixed-maturity securities at fair value through income	(4,819)	(9,156)	(14,075)
Sale, maturity, and other redemptions of fixed-maturity securities at fair value through income	8,700	8,500	8,306
Purchases of trading securities	(497,657)	(241,188)	(226,555)
Sale and other redemptions of trading securities	503,912	158,825	49,856
Change in annuity-related options, derivatives, and gross reserves	109,763	1,561,437	3,573,672
Deferred income tax (benefit) expense	(307,986)	(240,863)	160,438
Charges to policy account balances	(187,637)	(158,401)	(136,807)
Gross interest credited to account balances	1,618,376	829,932	1,731,843
Amortization and depreciation	60,857	(41,534)	(10,259)
Change in:
Accrued investment income	(124,230)	(87,428)	(63,627)
Receivables	(251,059)	(12,479)	16,560
Reinsurance recoverables and receivables	(227,639)	(100,782)	(25,485)
Deferred acquisition costs	239,259	(673,086)	206,699
Future policy benefit reserves	1,218,582	1,826,979	(764,875)
Policy and contract claims	74,481	27,335	57,377
Other policyholder funds	(35,142)	59,155	85,602
Unearned premiums	(20,157)	11,669	9,639
Other assets and liabilities	521,573	166,689	105,279
Other, net	(5,924)	745	(3,109)
Total adjustments	2,613,028	3,009,140	4,560,933
Net cash provided by operating activities	3,213,324	3,164,605	5,102,119
Cash flows used in investing activities:
Purchase of fixed-maturity securities	(15,028,477)	(15,498,964)	(9,176,417)
Purchase of equity securities	(143,684)	(6,163)	(163,512)
Funding of mortgage loans on real estate	(2,281,527)	(1,854,016)	(559,154)
Sale and other redemptions of fixed-maturity securities	7,224,211	4,264,652	5,822,778
Matured fixed-maturity securities	1,767,133	1,121,527	724,008
Sale of equity securities	58,858	29,209	134,400
Sale of derivative securities	242,298	1,344,736	85,471
Sale of real estate	5,929		15,471
Net change in securities lending	118,958	537,164	970,364
Repayment/disposal of mortgage loans on real estate	673,278	811,372	493,391
Net change in short-term securities	43,443	(40,350)	(2,045)
Purchase of home office property and equipment	(7,486)	(4,882)	(2,831)
Purchase of partnership investments	(19,777)	(2,992)	(1,478)
Options purchased, net	(512,523)	(397,943)	(217,382)
Other, net	(2,958)	(682)	6,132
Net cash used in investing activities	(7,025,871)	(9,378,243)	(3,039,145)
Cash flows provided by financing activities:
Cash received from FHLB advance	500,000
Policyholders' deposits to account balances	10,035,234	13,666,314	7,014,576
Policyholders' withdrawals from account balances	(6,485,558)	(6,207,879)	(6,438,692)
Policyholders' net transfers between account balances	101,897	(98,712)	(1,094,927)
Change in amounts drawn in excess of bank balances	16,045	(884)	(23,062)
Dividend paid to parent company	(572,125)	(250,000)	(650,000)
Repayment of mortgage notes payable	(7,423)	(7,026)	(6,648)
Net cash provided by (used in) financing activities	3,588,070	7,101,813	(1,198,753)
Net change in cash and cash equivalents	(224,477)	888,175	864,221
Cash and cash equivalents at beginning of year	3,832,569	2,944,394	2,080,173
Cash and cash equivalents at end of year	3,608,092	3,832,569	2,944,394
Affiliates
Cash flows used in investing activities:
Change in loan to related parties	817,110	341,055	(1,162,445)
Non Affiliates
Cash flows used in investing activities:
Change in loan to related parties	$ 19,343	$ (21,966)	$ (5,896)